Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic and diluted earnings per share is shown in the table below:

Year Ended December 31,	2016	2015	2014
Numerators
Numerator for basic earnings per share:
Net income	$13,333	$13,687	$6,736
Less: Net income attributable to noncontrolling interest	(357)	(342)	(294)
Net income attributable to AT&T	12,976	13,345	6,442
Dilutive potential common shares:
Share-based payment	13	13	13
Numerator for diluted earnings per share	$12,989	$13,358	$6,455
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	6,168	5,628	5,205
Dilutive potential common shares:
Share-based payment (in shares)	21	18	16
Denominator for diluted earnings per share	6,189	5,646	5,221
Basic earnings per share attributable to AT&T	$2.10	$2.37	$1.24
Diluted earnings per share attributable to AT&T	$2.10	$2.37	$1.24